UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

Value Line Funds Investment Trust

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: September 30, 2016

Date of reporting period: June 30, 2016

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 6/30/16 is included with this Form.

Value Line Defensive Strategies Fund,

a series of the Value Line Funds Investment Trust

Schedule of Investments (unaudited)

Shares		Value
OPEN-END MUTUAL FUNDS (98.8%)

ALLOCATION - 50% TO 70% EQUITY — 8.4%
80,349	Westwood Income Opportunity Fund	$1,182,741
BEAR MARKET — 11.8%
244,854	Grizzly Short Fund	1,662,558
HIGH YIELD BONDS — 8.9%
116,350	Osterweis Strategic Income Fund	1,257,746
INFRASTRUCTURE — 9.9%
96,762	Deutsche Global Infrastructure Fund	1,395,309
INTERMEDIATE-TERM BONDS — 11.5%
147,858	DoubleLine Total Return Bond Fund	1,616,090
LONG-SHORT EQUITY — 19.5%
90,081	Boston Partners Long/Short Equity Fund	1,753,880
89,360	Prudential QMA Long/Short Equity Fund	992,786
		2,746,666
MANAGED FUTURES — 12.5%
145,201	Abbey Capital Futures Strategy Fund	1,752,578
MULTIALTERNATIVE — 12.7%
188,454	AQR Multi Strategy Alternative Fund	1,790,314
MULTISECTOR BONDS — 3.6%
45,273	Angel Oak Multi-Strategy Income Fund	498,902

	TOTAL OPEN-END MUTUAL FUNDS (Cost $13,669,293) (98.8%)	13,902,904

SHORT-TERM INVESTMENT (0.5%)

	MONEY MARKET FUND (0.5%)
70,824	State Street Institutional Liquid Reserves Fund	70,824

	TOTAL SHORT-TERM INVESTMENT (Cost $70,824) (0.5%)	70,824

	TOTAL INVESTMENT SECURITIES (99.3%) (Cost $13,740,117)	$13,973,728

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)		97,474
NET ASSETS (1) (100%)		$14,071,202

(1)	For federal income tax purposes, the aggregate cost was $13,740,117, aggregate gross unrealized appreciation was $379,762, aggregate gross unrealized depreciation was $146,151 and the net unrealized appreciation was $233,611.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Open-End Mutual Funds	$13,902,904	$—	$—	$13,902,904
Short-Term Investment	70,824	—	—	70,824
Total Investments in Securities	$13,973,728	$—	$—	$13,973,728

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended June 30, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended June 30, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 29, 2016